BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 587,043		$ 2,159	$ 629,761
Accumulated deficit	(259,652)		(10,391)	(134,441)
Net loss	$ (125,211)	$ (11,865)	$ (10,391)	$ (124,050)